Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 60.0%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	42,467	$ 2,389,193
RTX Corp.	55,382	5,046,408
Textron, Inc.	34,301	2,905,638

		10,341,239

Air Freight & Logistics - 0.6%
FedEx Corp.	8,125	1,960,481
United Parcel Service, Inc., Class B	35,152	4,988,069

		6,948,550

Automobile Components - 0.1%
Aptiv PLC (A)	15,496	1,260,290
BorgWarner, Inc.	3,954	134,040

		1,394,330

Automobiles - 0.7%
Tesla, Inc. (A)	43,776	8,198,807

Banks - 2.1%
Bank of America Corp.	250,626	8,523,790
Fifth Third Bancorp	78,707	2,694,928
Truist Financial Corp.	107,645	3,989,324
US Bancorp	90,651	3,765,642
Wells Fargo & Co.	116,594	5,850,687

		24,824,371

Beverages - 1.1%
Coca-Cola Co.	109,960	6,541,521
Monster Beverage Corp. (A)	15,307	842,191
PepsiCo, Inc.	36,021	6,070,619

		13,454,331

Biotechnology - 1.8%
AbbVie, Inc.	55,044	9,049,234
Biogen, Inc. (A)	8,515	2,100,310
BioMarin Pharmaceutical, Inc. (A)	6,744	594,011
Neurocrine Biosciences, Inc. (A)	3,721	520,084
Regeneron Pharmaceuticals, Inc. (A)	4,878	4,598,881
Sarepta Therapeutics, Inc. (A)	2,597	309,017
Vertex Pharmaceuticals, Inc. (A)	10,770	4,667,503

		21,839,040

Broadline Retail - 2.4%
Amazon.com, Inc. (A)	185,936	28,857,267

Building Products - 0.6%
Masco Corp.	26,961	1,814,205
Trane Technologies PLC	20,836	5,251,714

		7,065,919

Capital Markets - 1.5%
Blackstone, Inc.	5,129	638,304
Charles Schwab Corp.	48,195	3,032,429
CME Group, Inc.	12,565	2,586,379
Goldman Sachs Group, Inc.	4,942	1,897,777
Intercontinental Exchange, Inc.	29,457	3,750,760
Morgan Stanley	26,582	2,319,014
S&P Global, Inc.	6,228	2,792,324
State Street Corp.	8,648	638,828

		17,655,815

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,407	$ 1,126,914
Dow, Inc.	63,824	3,420,967
Eastman Chemical Co.	20,066	1,676,514
Linde PLC	12,154	4,920,304
LyondellBasell Industries NV, Class A	19,995	1,881,929
PPG Industries, Inc.	7,116	1,003,641

		14,030,269

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,226	741,203

Communications Equipment - 0.1%
Motorola Solutions, Inc.	3,990	1,274,805

Consumer Finance - 0.1%
Capital One Financial Corp.	8,180	1,106,918

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	10,299	7,156,569
Dollar Tree, Inc. (A)	6,386	834,140
Target Corp.	22,803	3,171,441
Walmart, Inc.	23,225	3,837,931

		15,000,081

Containers & Packaging - 0.0% (B)
International Paper Co.	5,725	205,127

Distributors - 0.0% (B)
LKQ Corp.	12,167	567,834

Electric Utilities - 1.1%
Constellation Energy Corp.	7,773	948,306
NextEra Energy, Inc.	69,075	4,049,867
PG&E Corp.	222,108	3,746,962
Southern Co.	65,538	4,556,202

		13,301,337

Electrical Equipment - 0.4%
Eaton Corp. PLC	18,551	4,565,030

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	21,978	714,065
Keysight Technologies, Inc. (A)	11,505	1,763,256

		2,477,321

Energy Equipment & Services - 0.1%
Baker Hughes Co.	25,188	717,858

Entertainment - 0.4%
Netflix, Inc. (A)	6,916	3,901,385
Warner Bros Discovery, Inc. (A)	48,476	485,729

		4,387,114

Financial Services - 2.9%
Berkshire Hathaway, Inc., Class B (A)	26,125	10,025,208
Block, Inc. (A)	4,619	300,281
Fiserv, Inc. (A)	7,707	1,093,392
FleetCor Technologies, Inc. (A)	9,598	2,782,748
Mastercard, Inc., Class A	25,894	11,632,362
Visa, Inc., Class A	33,136	9,054,743

		34,888,734

Food Products - 0.5%
Mondelez International, Inc., Class A	76,655	5,769,822

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.7%
CSX Corp.	41,366	$ 1,476,766
Norfolk Southern Corp.	7,742	1,821,228
Uber Technologies, Inc. (A)	45,890	2,995,240
Union Pacific Corp.	8,324	2,030,474

		8,323,708

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	27,233	1,053,645
Becton Dickinson & Co.	4,922	1,175,423
Boston Scientific Corp. (A)	84,410	5,339,777
Dexcom, Inc. (A)	6,721	815,593
Intuitive Surgical, Inc. (A)	4,239	1,603,274
Medtronic PLC	46,040	4,030,342
Stryker Corp.	10,958	3,676,190

		17,694,244

Health Care Providers & Services - 1.7%
Centene Corp. (A)	28,028	2,110,789
CVS Health Corp.	12,980	965,323
Elevance Health, Inc.	6,528	3,221,176
Humana, Inc.	3,554	1,343,625
McKesson Corp.	2,291	1,145,248
UnitedHealth Group, Inc.	20,997	10,745,005

		19,531,166

Health Care REITs - 0.3%
Ventas, Inc.	48,608	2,254,925
Welltower, Inc.	14,091	1,219,013

		3,473,938

Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (A)	1,416	4,966,577
Chipotle Mexican Grill, Inc. (A)	1,795	4,323,742
Expedia Group, Inc. (A)	19,260	2,856,836
Marriott International, Inc., Class A	8,494	2,036,267
Royal Caribbean Cruises Ltd. (A)	16,595	2,115,862
Yum! Brands, Inc.	23,093	2,990,313

		19,289,597

Household Durables - 0.2%
Lennar Corp., Class A	6,573	984,964
Toll Brothers, Inc.	8,240	818,644

		1,803,608

Household Products - 0.5%
Church & Dwight Co., Inc.	18,004	1,797,699
Procter & Gamble Co.	28,832	4,530,661

		6,328,360

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	35,847	7,250,414

Industrial REITs - 0.4%
Prologis, Inc.	40,176	5,089,897

Insurance - 1.4%
Aflac, Inc.	20,548	1,733,018
Chubb Ltd.	10,000	2,450,000
Globe Life, Inc.	12,357	1,517,687
MetLife, Inc.	24,127	1,672,484
Progressive Corp.	26,432	4,711,504
Travelers Cos., Inc.	20,600	4,354,016

		16,438,709

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	103,462	$ 14,495,026
Alphabet, Inc., Class C (A)	71,912	10,197,122
Meta Platforms, Inc., Class A (A)	45,778	17,859,829

		42,551,977

IT Services - 0.8%
Accenture PLC, Class A	16,669	6,065,516
Cognizant Technology Solutions Corp., Class A	42,150	3,250,608

		9,316,124

Life Sciences Tools & Services - 0.8%
Danaher Corp.	19,121	4,587,319
Thermo Fisher Scientific, Inc.	8,837	4,762,966

		9,350,285

Machinery - 1.0%
Deere & Co.	15,532	6,113,085
Dover Corp.	10,476	1,569,095
Ingersoll Rand, Inc.	7,406	591,443
Otis Worldwide Corp.	41,863	3,702,364

		11,975,987

Media - 0.8%
Charter Communications, Inc., Class A (A)	7,144	2,648,352
Comcast Corp., Class A	136,150	6,336,421
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	17,142	520,946

		9,505,719

Metals & Mining - 0.1%
Nucor Corp.	6,358	1,188,501

Multi-Utilities - 0.2%
DTE Energy Co.	3,152	332,284
Public Service Enterprise Group, Inc.	43,338	2,513,170

		2,845,454

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	19,484	2,872,526
ConocoPhillips	40,988	4,585,327
Diamondback Energy, Inc.	18,600	2,859,564
EOG Resources, Inc.	39,235	4,464,551
Exxon Mobil Corp.	107,844	11,087,441
Marathon Oil Corp.	19,948	455,812
Pioneer Natural Resources Co.	1,302	299,239

		26,624,460

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	25,243	988,011

Personal Care Products - 0.2%
Kenvue, Inc.	87,377	1,813,947

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	97,460	4,762,870
Eli Lilly & Co.	12,507	8,074,644
Johnson & Johnson	32,215	5,118,964
Merck & Co., Inc.	37,703	4,553,768

		22,510,246

Professional Services - 0.1%
Leidos Holdings, Inc.	14,967	1,653,404

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	17,431	$ 1,179,904
Sun Communities, Inc.	6,195	776,543
UDR, Inc.	6,441	232,005

		2,188,452

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (A)	41,649	6,984,121
Analog Devices, Inc.	27,475	5,285,091
Broadcom, Inc.	3,451	4,072,180
Lam Research Corp.	7,520	6,205,278
Micron Technology, Inc.	19,471	1,669,638
NVIDIA Corp.	47,958	29,507,119
NXP Semiconductors NV	27,754	5,844,160
Qorvo, Inc. (A)	9,812	978,649
Teradyne, Inc.	15,193	1,467,492
Texas Instruments, Inc.	39,730	6,361,567

		68,375,295

Software - 6.6%
Adobe, Inc. (A)	12,918	7,980,482
Cadence Design Systems, Inc. (A)	4,815	1,388,935
Intuit, Inc.	8,576	5,414,286
Microsoft Corp.	141,211	56,142,669
Oracle Corp.	21,001	2,345,812
ServiceNow, Inc. (A)	6,719	5,142,723

		78,414,907

Specialized REITs - 0.4%
Digital Realty Trust, Inc.	18,744	2,632,782
SBA Communications Corp.	9,686	2,168,308

		4,801,090

Specialty Retail - 1.5%
AutoNation, Inc. (A)	7,444	1,039,629
AutoZone, Inc. (A)	1,664	4,596,184
Best Buy Co., Inc.	27,963	2,027,038
Burlington Stores, Inc. (A)	7,535	1,440,315
Lowe’s Cos., Inc.	30,587	6,510,137
O’Reilly Automotive, Inc. (A)	403	412,289
TJX Cos., Inc.	23,474	2,227,918

		18,253,510

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	245,119	45,199,943
Seagate Technology Holdings PLC	34,900	2,990,232
Western Digital Corp. (A)	5,671	324,665

		48,514,840

Tobacco - 0.2%
Altria Group, Inc.	18,447	740,094
Philip Morris International, Inc.	19,151	1,739,868

		2,479,962

Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,223	1,390,264

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	7,178	1,157,309

Total Common Stocks (Cost $363,444,976)		710,736,507

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 11.95% (C)	29,988	$ 870,552

Total Preferred Stock (Cost $848,517)		870,552

	Principal	Value
ASSET-BACKED SECURITIES - 2.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (D)	$ 123,625	123,515
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (D)	194,169	178,163
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (D)	1,115,000	1,142,686
Series 2024-1A, Class A,
5.36%, 06/20/2030 (D)	930,000	941,051
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	77,742	75,910
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (D)	912,254	917,633
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	990,000	1,005,611
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.56% (C), 10/18/2030 (D)	2,218,620	2,221,770
First National Master Note Trust
Series 2023-2, Class A,
5.77%, 09/15/2029	1,005,000	1,028,068
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	772,899	771,573
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	721,291	553,506
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (D)	840,716	666,818
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (D)	1,095,917	890,910
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (D)	890,000	907,177
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 01/25/2038 (D)	752,256	764,117
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.78% (C), 10/20/2034 (D)	2,200,000	2,190,085
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (D)	187,953	187,314

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	$ 599,485	$ 543,406
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	8,677	8,632
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (D)	346,837	321,178
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	65,614	63,340
Series 2023-1A, Class A,
4.93%, 10/20/2040 (D)	739,573	734,998
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.77% (C), 01/20/2031 (D)	671,928	672,881
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	94,937	92,646
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	19,460	18,944
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	15,921	15,493
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	152,416	148,145
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.68% (C), 07/20/2030 (D)	1,171,792	1,172,267
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	133,178	127,391
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	412,919	390,233
Series 2023-1A, Class A,
5.20%, 01/20/2040 (D)	951,485	954,346
Series 2023-2A, Class A,
5.80%, 04/20/2040 (D)	664,945	675,450
Series 2023-3A, Class A,
6.10%, 09/20/2040 (D)	1,315,441	1,346,668
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (D)	1,300,000	1,256,492
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (D)	619,369	619,331
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.72% (C), 10/20/2028 (D)	58,881	58,895

Total Asset-Backed Securities (Cost $24,389,638)		23,786,643

CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,176,684
5.15%, 05/01/2030	872,000	872,930

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
HEICO Corp.
5.35%, 08/01/2033	$ 1,138,000	$ 1,155,161

		3,204,775

Automobile Components - 0.0% (B)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	554,000	487,903

Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (D)	806,000	775,377
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,436,675
General Motors Co.
6.25%, 10/02/2043	262,000	268,283
General Motors Financial Co., Inc.
5.00%, 04/09/2027	755,000	753,950
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (D)	956,000	1,004,866
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (D) (E)	661,000	709,354
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	644,000	571,616

		5,520,121

Banks - 2.2%
Bank of America Corp.
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	3,095,000	3,110,672
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	567,000	577,198
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,291,000	1,332,901
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	862,000	894,617
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	427,000	420,084
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	907,000	924,669
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (C), 07/27/2029	247,000	256,997
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,288,000	1,077,033
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	1,305,000	1,367,470
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	420,000	417,417
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (D)	1,667,000	1,826,270
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,512,000	1,403,359
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	569,000	578,013
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	2,343,000	2,381,396
Morgan Stanley
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	790,000	800,048

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley (continued)
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	$ 427,000	$ 435,417
Fixed until 10/18/2032, 6.34% (C), 10/18/2033	791,000	852,530
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035 (E)	159,000	162,974
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	828,000	864,913
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	826,000	803,726
Fixed until 10/28/2032, 6.12% (C), 10/28/2033	476,000	494,861
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	422,000	455,561
UBS Group AG
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (D)	772,000	757,713
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (D)	1,477,000	1,571,143
US Bancorp
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	561,000	578,285
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	1,185,000	1,208,156
Fixed until 06/15/2024 (F), 5.90% (C)	513,000	511,007

		26,064,430

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	804,317
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	530,456
3.70%, 12/06/2026	152,000	147,932
Diageo Capital PLC
5.50%, 01/24/2033	471,000	495,857

		1,978,562

Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	525,000	379,379
5.60%, 03/02/2043	473,000	485,866
CSL Finance PLC
4.63%, 04/27/2042 (D)	513,000	481,270
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	152,985
Royalty Pharma PLC
2.20%, 09/02/2030	683,000	572,540

		2,072,040

Building Products - 0.1%
Carrier Global Corp.
5.90%, 03/15/2034 (D)	452,000	482,450
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,163,000	1,081,809

		1,564,259

Capital Markets - 0.1%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,449,000	1,499,805

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	$ 642,000	$ 689,813
FMC Corp.
5.65%, 05/18/2033	476,000	472,997
Nutrien Ltd.
4.90%, 03/27/2028	514,000	516,284

		1,679,094

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (D)	793,000	731,784
Ashtead Capital, Inc.
5.55%, 05/30/2033 (D)	428,000	424,112
5.80%, 04/15/2034 (D)	200,000	201,193
Carlisle Cos., Inc.
3.75%, 12/01/2027	610,000	585,552
Element Fleet Management Corp.
6.32%, 12/04/2028 (D)	1,301,000	1,351,351
General Electric Co.
4.13%, 10/09/2042	494,000	421,230
4.50%, 03/11/2044	826,000	764,613
GXO Logistics, Inc.
2.65%, 07/15/2031	1,760,000	1,452,521
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	437,429
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	1,623,000	1,317,431

		7,687,216

Consumer Finance - 0.1%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (C), 02/01/2030	916,000	924,044

Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	1,001,000	810,312
Sysco Corp.
3.30%, 07/15/2026	945,000	917,293

		1,727,605

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	665,000	616,822

Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	475,000	495,214

Diversified REITs - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (D)	508,000	483,599
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,152,000	904,793
SBA Tower Trust
1.63%, 05/15/2051 (D)	2,058,000	1,842,954
1.88%, 07/15/2050 (D)	746,000	693,605
2.84%, 01/15/2050 (D)	2,715,000	2,629,145
VICI Properties LP
4.95%, 02/15/2030	1,256,000	1,218,646
Weyerhaeuser Co.
4.00%, 04/15/2030	1,001,000	953,590

		8,726,332

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	$ 135,000	$ 145,865
Verizon Communications, Inc.
1.68%, 10/30/2030	976,000	800,704
2.99%, 10/30/2056	1,656,000	1,078,039

		2,024,608

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	459,000	449,707
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	119,815
CMS Energy Corp.
4.88%, 03/01/2044	141,000	132,575
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,254,722
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,457,754
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	944,095
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	190,614
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	73,947
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	506,099
PacifiCorp
3.60%, 04/01/2024	667,000	664,749
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	414,648

		6,208,725

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	886,000	748,763
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	719,852
Sensata Technologies BV
4.00%, 04/15/2029 (D)	200,000	182,953
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	403,000	371,461
Trimble, Inc.
6.10%, 03/15/2033	722,000	758,840

		2,781,869

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	1,207,000	1,170,387

Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,099,963
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	677,000	631,910
5.50%, 12/15/2024 (D)	1,296,000	1,292,044
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (D)	969,000	938,947
5.50%, 01/15/2026 (D)	1,240,000	1,232,568

		5,195,432

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	828,898

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc.
5.13%, 10/11/2032 (D)	$ 527,000	$ 535,277
J M Smucker Co.
6.50%, 11/15/2043	437,000	486,117
Viterra Finance BV
4.90%, 04/21/2027 (D)	878,000	869,871

		2,720,163

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	600,000	567,631
5.75%, 12/06/2052 (D)	200,000	211,705
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	412,000	433,143

		1,212,479

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	875,000	757,295
3.38%, 02/15/2030	510,000	456,194
Cigna Group
2.40%, 03/15/2030	862,000	752,329
CVS Health Corp.
2.70%, 08/21/2040	858,000	603,596
5.25%, 01/30/2031	323,000	328,239
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	621,912
5.13%, 02/15/2053	496,000	485,686
HCA, Inc.
4.13%, 06/15/2029	520,000	495,832
4.63%, 03/15/2052	698,000	591,382
5.25%, 04/15/2025	230,000	229,744
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	532,000	482,334
Molina Healthcare, Inc.
4.38%, 06/15/2028 (D)	362,000	339,250
UnitedHealth Group, Inc.
5.20%, 04/15/2063	769,000	770,147

		6,913,940

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	951,000	782,377
Ventas Realty LP
3.25%, 10/15/2026	930,000	882,802

		1,665,179

Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	417,000	406,494
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,176,000	1,040,155

		1,446,649

Household Durables - 0.0% (B)
Mohawk Industries, Inc.
5.85%, 09/18/2028	482,000	499,317

Industrial Conglomerates - 0.1%
Veralto Corp.
5.45%, 09/18/2033 (D)	728,000	745,355

Insurance - 0.5%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (D)	1,642,000	1,625,816

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Equitable Holdings, Inc.
5.59%, 01/11/2033	$ 1,284,000	$ 1,316,929
Global Atlantic Finance Co.
7.95%, 06/15/2033 (D)	1,299,000	1,441,928
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (D)	600,000	607,050
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	977,000	858,881

		5,850,604

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	1,990,000	1,983,114
Meta Platforms, Inc.
4.80%, 05/15/2030	775,000	788,676
Tencent Holdings Ltd.
3.28%, 04/11/2024 (D)	742,000	738,691

		3,510,481

Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	49,894

Machinery - 0.1%
CNH Industrial Capital LLC
4.55%, 04/10/2028	710,000	703,635
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,103,000	972,243

		1,675,878

Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	562,000	428,513
Comcast Corp.
2.94%, 11/01/2056	372,000	240,008
NBCUniversal Media LLC
4.45%, 01/15/2043	456,000	412,137
Paramount Global
4.20%, 05/19/2032 (E)	340,000	302,243

		1,382,901

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (D)	1,293,000	1,258,042
ArcelorMittal SA
6.55%, 11/29/2027	1,054,000	1,104,499
Glencore Funding LLC
2.63%, 09/23/2031 (D)	837,000	706,795

		3,069,336

Office REITs - 0.1%
Corporate Office Properties LP
2.25%, 03/15/2026	314,000	294,981
Highwoods Realty LP
4.13%, 03/15/2028	482,000	449,834
7.65%, 02/01/2034	324,000	356,262

		1,101,077

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 390,000	$ 348,918
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	620,023
Energy Transfer LP
4.90%, 02/01/2024	356,000	356,000
5.15%, 02/01/2043	244,000	220,061
5.55%, 02/15/2028	445,000	452,888
5.95%, 10/01/2043	499,000	494,441
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,656,000	1,437,621
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	772,000	772,000
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,191,990
ONEOK, Inc.
6.10%, 11/15/2032	1,043,000	1,098,040
Ovintiv, Inc.
6.25%, 07/15/2033	689,000	717,298
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	341,813
6.84%, 01/23/2030 (E)	892,000	766,028
6.88%, 08/04/2026	340,000	331,167
7.69%, 01/23/2050	95,000	66,410
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	637,000	585,793
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	561,111
Shell International Finance BV
2.50%, 09/12/2026	714,000	680,388
3.75%, 09/12/2046	351,000	287,141
Western Midstream Operating LP
6.15%, 04/01/2033	703,000	726,916
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	93,464

		12,149,511

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	518,396	475,078
United Airlines Pass-Through Trust
3.75%, 03/03/2028	532,308	511,541

		986,619

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	448,000	431,257
Kenvue, Inc.
5.00%, 03/22/2030	1,149,000	1,176,392

		1,607,649

Pharmaceuticals - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	391,079
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	716,000	678,557
Bristol-Myers Squibb Co.
6.40%, 11/15/2063	165,000	189,263
Merck & Co., Inc.
5.00%, 05/17/2053	911,000	911,824

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	$ 765,000	$ 760,465
Viatris, Inc.
2.30%, 06/22/2027	425,000	387,019

		3,318,207

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	879,000	859,468
5.10%, 12/15/2027	840,000	846,900

		1,706,368

Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	932,000	941,451
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	513,000	470,729

		1,412,180

Retail REITs - 0.1%
Realty Income Corp.
4.90%, 07/15/2033	750,000	733,768
Simon Property Group LP
6.25%, 01/15/2034	383,000	414,047

		1,147,815

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,238,000	1,183,485
Broadcom, Inc.
3.14%, 11/15/2035 (D)	911,000	747,979
Foundry JV Holdco LLC
5.88%, 01/25/2034 (D)	709,000	729,287
KLA Corp.
3.30%, 03/01/2050	730,000	544,761
Microchip Technology, Inc.
0.98%, 09/01/2024	684,000	665,787
Micron Technology, Inc.
5.30%, 01/15/2031	919,000	928,164
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	279,561
3.40%, 05/01/2030	656,000	599,147
QUALCOMM, Inc.
3.25%, 05/20/2050 (E)	487,000	373,233
Skyworks Solutions, Inc.
1.80%, 06/01/2026	379,000	353,011
TSMC Global Ltd.
1.38%, 09/28/2030 (D)	1,611,000	1,309,819

		7,714,234

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	125,124
Fiserv, Inc.
5.45%, 03/02/2028	733,000	751,631
Infor, Inc.
1.75%, 07/15/2025 (D)	945,000	894,556
Intuit, Inc.
5.50%, 09/15/2053	341,000	362,723
Oracle Corp.
3.65%, 03/25/2041	601,000	477,038
6.90%, 11/09/2052	951,000	1,113,675
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (D)	763,000	298,808

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	$ 1,217,000	$ 1,193,804
Workday, Inc.
3.50%, 04/01/2027	944,000	913,858

		6,131,217

Specialized REITs - 0.1%
Extra Space Storage LP
5.90%, 01/15/2031	1,114,000	1,157,486

Tobacco - 0.2%
BAT Capital Corp.
6.42%, 08/02/2033 (E)	1,076,000	1,127,465
Philip Morris International, Inc.
5.63%, 11/17/2029	807,000	841,417

		1,968,882

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	267,056
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	756,061
3.88%, 04/15/2030	684,000	646,382
5.15%, 04/15/2034	916,000	921,606

		2,591,105

Total Corporate Debt Securities (Cost $163,126,724)		155,363,769

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil - 0.0% (B)
Brazil Government International Bonds
4.25%, 01/07/2025	330,000	325,338

Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	400,000	295,035

Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	455,000	364,002

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (D)	1,035,000	1,032,449

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,080,777

Panama - 0.0% (B)
Panama Government International Bonds
3.88%, 03/17/2028	315,000	287,310

Total Foreign Government Obligations (Cost $3,558,478)		3,384,911

MORTGAGE-BACKED SECURITIES - 2.1%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	397,934	359,653
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (C), 11/05/2036 (D)	3,045,000	9,920

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CIM Trust
Series 2021-R6, Class A1,
1.43% (C), 07/25/2061 (D)	$ 1,548,537	$ 1,356,435
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,206,668
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	138,712	133,658
COMM Mortgage Trust
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	95,951	95,785
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	3,050,000	2,908,547
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	1,333,884	1,100,872
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	1,074,122	945,837
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	1,250,000	1,215,775
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	700,000	675,305
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (D)	52,634	51,182
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	70,502	65,557
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	37,070	34,952
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	90,186	84,537
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	69,906	65,486
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	151,726	142,568
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	100,583	94,979
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	109,995	100,981
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	139,420	130,796
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	306,131	289,700
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	701,609	663,324
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	438,005	414,004
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	320,370	302,001
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	160,588	152,516
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	232,453	222,286
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	835,273	770,791
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	719,823	672,410
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (C), 03/25/2063 (D)	776,535	780,774

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	$ 938,000	$ 858,270
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	14,841	14,760
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	38,670	38,049
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	340,387	326,398
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	178,060	170,663
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	215,398	209,643
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	532,856	513,718
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	1,168,202	1,090,342
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (D)	869,904	832,219
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	940,083	833,274
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	1,783,454	1,640,985
Series 2022-4, Class A1,
3.75%, 09/25/2062 (D)	794,566	744,838
Series 2023-1, Class A1,
3.75%, 01/25/2063 (D)	2,088,503	1,982,099
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	17,746	16,277

Total Mortgage-Backed Securities (Cost $26,473,142)		24,318,834

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	89,098	89,771
5.50%, 06/01/2041	39,726	40,947
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,120,548
2.81%, 01/25/2025	2,113,738	2,069,470
2.89%, 06/25/2027	105,215	104,266
3.01%, 07/25/2025	2,408,000	2,347,985
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	86,039	84,064
4.00%, 04/01/2026 - 06/01/2042	29,480	28,423
4.50%, 02/01/2025 - 08/01/2052	2,037,749	1,972,011
1-Year RFUCC Treasury + 1.52%, 4.87% (C), 02/01/2043	15,374	15,276
5.00%, 04/01/2039 - 04/01/2053	6,234,217	6,173,394
5.50%, 10/01/2036 - 03/01/2053	2,430,994	2,450,220
6.00%, 08/01/2036 - 06/01/2041	493,944	514,295
6.50%, 05/01/2040	45,026	46,853
Government National Mortgage Association REMICS, Interest Only STRIPS
Series 2012-120,
0.64% (C), 02/16/2053	218,208	3,442
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	879,746
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2039 - 02/01/2054 (G)	11,807,000	10,022,034
2.50%, 02/01/2039 - 02/01/2054 (G)	25,715,000	21,992,261
3.00%, 02/01/2039 - 02/01/2054 (G)	21,637,000	19,140,125

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
3.50%, 02/01/2039 - 02/01/2054 (G)	$ 16,551,000	$ 15,258,746
4.00%, 02/01/2054 (G)	9,264,000	8,728,755
4.50%, 02/01/2054 (G)	8,543,000	8,264,684
5.50%, 02/01/2054 (G)	10,131,000	10,168,138
6.00%, 02/01/2054 (G)	3,669,000	3,721,958

Total U.S. Government Agency Obligations (Cost $117,209,941)		116,237,412

U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury - 9.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	3,216,000	1,671,441
1.88%, 02/15/2051 - 11/15/2051	4,902,000	2,997,377
2.00%, 02/15/2050	1,799,000	1,146,863
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,954,376
2.38%, 02/15/2042 - 05/15/2051	4,411,000	3,261,557
2.50%, 02/15/2045 - 05/15/2046	6,029,000	4,460,295
2.75%, 08/15/2042 - 11/15/2047	4,932,900	3,850,938
2.88%, 08/15/2045 - 05/15/2049	2,261,600	1,770,214
3.00%, 05/15/2042 - 08/15/2052	4,131,300	3,286,306
3.13%, 02/15/2042 - 05/15/2048	3,070,600	2,603,099
3.63%, 02/15/2044 - 05/15/2053	4,782,400	4,301,326
3.88%, 02/15/2043	1,923,000	1,807,019
4.00%, 11/15/2052	914,000	876,833
4.13%, 08/15/2053	1,240,000	1,217,331
4.75%, 11/15/2053	3,275,000	3,569,238
5.25%, 02/15/2029	780,000	828,750
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	8,552,000	6,962,660
0.88%, 06/30/2026	435,200	403,478
1.13%, 02/15/2031	1,272,000	1,060,629
1.38%, 11/15/2031	2,059,000	1,707,683
1.50%, 01/31/2027 - 02/15/2030	3,789,100	3,368,987
1.63%, 02/15/2026 - 05/15/2031	20,216,600	18,486,015
1.88%, 02/15/2032	1,897,800	1,628,624
2.13%, 03/31/2024	2,246,000	2,234,331
2.25%, 11/15/2025 - 11/15/2027	3,155,600	3,021,074
2.63%, 02/15/2029	653,500	615,592
2.75%, 05/15/2025 - 02/15/2028	3,602,000	3,454,510
2.88%, 05/15/2028 - 05/15/2032	5,574,600	5,254,180
3.13%, 11/15/2028	307,000	296,675
3.38%, 05/15/2033	956,300	912,968
3.50%, 01/31/2028 - 02/15/2033	5,454,000	5,346,206
3.63%, 05/31/2028	3,439,000	3,399,640
3.88%, 11/30/2027 - 08/15/2033	3,458,100	3,437,927
4.13%, 09/30/2027 - 11/15/2032	2,467,200	2,493,499
4.38%, 11/30/2028	5,874,000	5,999,281
4.50%, 11/15/2033	2,802,800	2,923,233
4.75%, 11/15/2043	2,886,000	3,048,788

		116,658,943

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,343,393	1,506,133
1.75%, 01/15/2028	1,099,320	1,097,917
2.50%, 01/15/2029	3,955,444	4,105,975
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,025,314	2,752,357

		9,462,382

Total U.S. Government Obligations (Cost $138,503,815)		126,121,325

	Principal	Value
COMMERCIAL PAPER - 7.0%
Banks - 2.9%
ABN AMRO Funding USA LLC
5.45% (H), 07/17/2024 (D)	$ 3,000,000	$ 2,926,791
DNB Bank ASA
5.86% (H), 04/23/2024 (D)	4,200,000	4,149,057
Korea Development Bank
5.47% (H), 07/08/2024	3,710,000	3,625,431
Mackinac Funding Co. LLC
5.86% (H), 03/07/2024 (D)	3,344,000	3,325,996
Macquarie Bank Ltd.
5.86% (H), 02/12/2024 - 03/01/2024 (D)	4,250,000	4,238,991
National Bank of Canada
5.86% (H), 02/01/2024 (D)	4,750,000	4,749,299
Nordea Bank Abp
5.80% (H), 03/05/2024 (D)	4,250,000	4,228,716
Standard Chartered Bank
5.87% (H), 03/07/2024 (D)	2,560,000	2,546,457
Svenska Handelsbanken AB
5.36% (H), 07/30/2024 (D)	4,500,000	4,383,686

		34,174,424

Consumer Finance - 0.3%
Toyota Motor Credit Corp.
5.46% (H), 07/03/2024	4,000,000	3,910,348

Financial Services - 3.2%
Alinghi Funding Co. LLC
5.92% (H), 04/10/2024 (D)	4,235,000	4,190,889
Anglesea Funding LLC
5.38% (H), 07/26/2024 (D)	4,550,000	4,433,924
Britannia Funding Co. LLC
5.90% (H), 02/07/2024 (D)	2,500,000	2,497,404
Glencove Funding LLC
5.79% (H), 04/10/2024 (D)	4,250,000	4,205,650
GTA Funding LLC
5.84% (H), 02/21/2024 (D)	4,250,000	4,236,727
LMA-Americas LLC
5.82% (H), 02/16/2024 (D)	4,500,000	4,489,249
Mont Blanc Capital Corp.
5.65% (H), 04/15/2024 (D)	3,050,000	3,015,910
Old Line Funding LLC
5.72% (H), 04/11/2024 (D)	1,500,000	1,484,020
Ridgefield Funding Co. LLC
5.82% (H), 02/06/2024 (D)	5,000,000	4,995,560
Starbird Funding Corp.
5.47% (H), 07/11/2024 (D)	4,300,000	4,198,757

		37,748,090

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.84% (H), 03/05/2024 (D)	4,750,000	4,725,910

Pharmaceuticals - 0.2%
AstraZeneca PLC
5.41% (H), 07/16/2024 (D)	3,000,000	2,925,384

Total Commercial Paper (Cost $83,483,074)		83,484,156

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K728, Class A2,
3.06% (H), 08/25/2024	$ 1,541,476	$ 1,520,558

Total Short-Term U.S. Government Agency Obligation (Cost $1,539,369)		1,520,558

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Cash Management Bills
5.39% (H), 02/08/2024	380,000	379,618
5.40% (H), 03/14/2024	3,540,000	3,518,209
5.44% (H), 02/01/2024	1,347,000	1,347,000
U.S. Treasury Bills
5.33% (H), 04/18/2024	2,632,000	2,602,751
5.34% (H), 05/02/2024	1,347,000	1,329,289
5.35% (H), 04/18/2024	2,967,000	2,934,028
5.37% (H), 03/05/2024	4,583,000	4,560,973

Total Short-Term U.S. Government Obligations (Cost $16,671,963)		16,671,868

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	3,341,363	3,341,363

Total Other Investment Company (Cost $3,341,363)		3,341,363

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 2.50% (H), dated 01/31/2024, to be repurchased at $19,801,894 on 02/01/2024. Collateralized by U.S. Government Obligations, 0.13% - 4.50%, due 07/15/2026, and with a total value of $20,196,693.	$ 19,800,519	19,800,519

Total Repurchase Agreement (Cost $19,800,519)		19,800,519

Total Investments (Cost $962,391,519)		1,285,638,417
Net Other Assets (Liabilities) - (8.6)%		(101,875,748)

Net Assets - 100.0%		$ 1,183,762,669

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	58	03/15/2024	$13,850,296	$14,124,450	$274,154	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$710,736,507	$—	$—	$710,736,507
Preferred Stock	870,552	—	—	870,552
Asset-Backed Securities	—	23,786,643	—	23,786,643
Corporate Debt Securities	—	155,363,769	—	155,363,769
Foreign Government Obligations	—	3,384,911	—	3,384,911
Mortgage-Backed Securities	—	24,318,834	—	24,318,834
U.S. Government Agency Obligations	—	116,237,412	—	116,237,412
U.S. Government Obligations	—	126,121,325	—	126,121,325
Commercial Paper	—	83,484,156	—	83,484,156
Short-Term U.S. Government Agency Obligation	—	1,520,558	—	1,520,558
Short-Term U.S. Government Obligations	—	16,671,868	—	16,671,868
Other Investment Company	3,341,363	—	—	3,341,363
Repurchase Agreement	—	19,800,519	—	19,800,519

Total Investments	$714,948,422	$570,689,995	$—	$1,285,638,417

Other Financial Instruments
Futures Contracts (J)	$274,154	$—	$—	$274,154

Total Other Financial Instruments	$274,154	$—	$—	$274,154

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $158,870,816, representing 13.4% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,272,790, collateralized by cash collateral of $3,341,363. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2024.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14